STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5%
Alabama - 2.5%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	5,000,000	5,691,850
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	5,000,000	5,770,750
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	6/1/2021	5,000,000	5,075,650
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	9,125,000	9,606,435
				26,144,685
Arizona - 3.5%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2022	8,000,000	8,702,800
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2022	500,000	532,200
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2024	870,000	982,813
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2023	800,000	879,360
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp.)	5.00	6/3/2024	7,000,000	8,048,250
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	725,000	748,461
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2024	6,000,000	6,612,240
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2023	6,000,000	6,352,440
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management Project) Ser. A2	2.20	6/3/2024	3,350,000	3,522,391
				36,380,955

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
California - 4.1%
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. B	2.25	4/1/2022	7,500,000		7,626,225
California, GO (Build America Bonds)	7.95	3/1/2036	1,586		1,586
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2022	350,000		370,472
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2023	350,000		383,576
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	400,000		483,120
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	380,000		442,955
California Health Facilities Financing Authority, Revenue Bonds, Ser. D	5.00	11/1/2022	1,100,000		1,198,362
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	4.00	11/1/2025	1,025,000		1,196,862
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (The J Paul Getty Trust) Ser. A, 1 Month LIBOR x.7 +.33%	0.43	4/1/2022	5,000,000	[a]	5,005,150
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	0.45	7/1/2021	5,000,000	[b]	5,001,150
California Pollution Control Financing Authority, Revenue Bonds, Refunding (American Water Capital Project)	0.60	9/1/2023	1,000,000		999,500
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2024	4,350,000		4,765,468
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2023	2,460,000		2,594,242
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2023	260,000		282,745
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2022	250,000		263,305

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
California - 4.1% (continued)
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2021	240,000	244,262
San Diego County Regional Airport Authority, Revenue Bonds, Refunding	5.00	7/1/2023	2,000,000	2,234,620
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,000,000	1,190,430
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. H	5.00	5/1/2023	6,580,000	7,287,876
Western Placer Unified School District, Special Tax Bonds	2.00	6/1/2025	1,000,000	1,034,900
				42,606,806
Colorado - 2.4%
Colorado Housing & Finance Authority, Revenue Bonds (Multi-Family Project) Ser. B2	1.35	2/1/2022	5,000,000	5,026,400
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	2,960,000	3,316,621
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	2,170,000	2,408,396
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2022	6,500,000	7,089,030
University of Colorado, Revenue Bonds, Refunding (Green Bond) Ser. C	2.00	10/15/2024	7,500,000	7,921,800
				25,762,247
Connecticut - 2.5%
Connecticut, GO, Ser. C	3.00	6/1/2023	600,000	639,930
Connecticut, GO, Ser. C	4.00	6/1/2023	400,000	436,560
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2022	400,000	426,856
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. A2	5.00	7/1/2022	11,960,000	12,871,352
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. C2	5.00	2/1/2023	5,000,000	5,509,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Connecticut - 2.5% (continued)
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	4,345,000	4,812,218
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. E-E3	1.63	11/15/2022	1,185,000	1,185,984
				25,882,350
District of Columbia - .7%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. C	1.75	10/1/2024	7,000,000	7,297,920
Florida - 3.6%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2023	1,100,000	1,205,941
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2024	1,900,000	2,214,925
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000	1,453,863
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2023	1,250,000	1,403,350
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000	1,345,913
Florida Housing Finance Corp., Revenue Bonds, Ser. A	1.25	2/1/2022	1,500,000	1,516,515
Florida Lottery, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2021	10,000,000	10,280,700
Hillsborough County School Board, COP, Refunding	5.00	7/1/2021	7,000,000	7,193,620
Lake County School Board, COP, Refunding, Ser. B	5.00	6/1/2027	1,620,000	1,725,705
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	2,500,000	[c] 2,713,375
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2021	3,890,000	4,033,230
Palm Beach County Airport System, Revenue Bonds, Refunding	5.00	10/1/2022	710,000	762,725
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2022	1,875,000	2,023,106
				37,872,968

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Georgia - 2.5%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2024	1,400,000	1,615,838
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000	1,132,940
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000	1,637,175
Fayette County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Obligated Group)	5.00	7/1/2024	2,000,000	2,267,860
Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Ser. A2	3.75	12/1/2023	1,765,000	1,900,658
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2022	1,000,000	1,062,580
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2021	700,000	714,063
Main Street Natural Gas, Revenue Bonds, Ser. B	4.00	12/2/2024	2,600,000	2,964,988
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	8,000,000	8,288,000
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	5,000,000	5,180,000
				26,764,102
Hawaii - 1.1%
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	5,542,900
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	5,550,800
				11,093,700
Illinois - 6.3%
Chicago Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.25	12/1/2020	1,175,000	1,175,000
Chicago Board of Education, GO, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.25	12/1/2020	1,275,000	1,275,000
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2022	710,000	712,620
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2024	850,000	846,320
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2023	730,000	729,474

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Illinois - 6.3% (continued)
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2025	5,000,000		5,384,700
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2023	500,000		521,790
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2024	500,000		530,065
Chicago O'Hare International Airport, Revenue Bonds, Refunding (Passenger Facility Charge) Ser. B	5.00	1/1/2025	3,440,000		3,600,063
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	3,000,000	[c]	3,149,970
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000		1,085,580
Illinois, GO	5.00	6/1/2024	5,000,000		5,388,700
Illinois, GO, Ser. D	5.00	11/1/2021	5,000,000		5,100,750
Illinois Finance Authority, Revenue Bonds (Northwestern Memorial Healthcare Obligated Group) Ser. B	5.00	12/15/2022	10,680,000		11,657,540
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Network Obligated Group)	5.00	8/1/2024	10,000,000	[c]	11,715,300
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,750,000		3,148,915
Illinois Housing Development Authority, Revenue Bonds (Century Woods) (Insured; Government National Mortgage Association Collateral)	1.90	10/1/2021	5,000,000		5,064,200
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	5,000,000		5,336,400
				66,422,387
Indiana - 1.1%
Hammond Multi-School Building Corp., Revenue Bonds, Refunding	4.00	1/15/2021	660,000		662,607
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.13	12/1/2039	400,000	[d]	400,000
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	0.11	10/1/2040	400,000	[d]	400,000
Indiana Finance Authority, Revenue Bonds, Refunding (Indiana University Health Obligated Group) Ser. C	5.00	12/1/2022	3,500,000		3,810,415

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Indiana - 1.1% (continued)
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	6,000,000	6,510,000
				11,783,022
Iowa - .2%
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000	675,878
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2024	540,000	622,744
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2023	515,000	574,637
				1,873,259
Kansas - .5%
Johnson County Unified School District No. 512, GO, Refunding, Ser. A	2.25	10/1/2023	3,790,000	3,796,216
Lenexa, GO, Ser. B	1.63	9/1/2021	1,000,000	1,000,770
				4,796,986
Kentucky - 3.6%
Carroll County, Revenue Bonds, Refunding (Kentucky Utilities Co.)	1.20	6/1/2021	6,000,000	6,014,280
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	5.00	11/1/2023	1,250,000	1,411,638
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2021	10,000,000	10,423,900
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,000,000	1,166,030
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	1,500,000	1,689,690
Louisville & Jefferson County Metropolitan Government, Revenue Bonds, Refunding (Louisville Gas & Electric Co.)	1.85	4/1/2021	13,500,000	13,549,815
Louisville & Jefferson County Metropolitan Government, Revenue Bonds, Refunding (Louisville Gas & Electric Co.)	2.55	5/3/2021	1,500,000	1,511,400
Owen County, Revenue Bonds, Refunding (Kentucky-American Water Obligated Group) Ser. 2020	0.70	9/1/2023	2,500,000	2,495,350
				38,262,103
Louisiana - .7%
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A	0.60	5/1/2023	4,000,000	4,012,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Louisiana - .7% (continued)
Metropolitan Council of Baton Rouge and Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2023	1,100,000	1,232,176
Metropolitan Council of Baton Rouge and Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2025	1,100,000	1,324,906
Metropolitan Council of Baton Rouge and Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2024	1,000,000	1,162,430
				7,731,512
Maine - .7%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	2,830,000	3,150,299
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	3,435,000	3,810,377
				6,960,676
Maryland - 1.7%
Harford County, GO, Refunding, Ser. B	5.00	7/1/2023	6,125,000	6,885,725
Maryland, GO, Refunding, Ser. B	5.00	8/1/2022	10,000,000	10,802,200
				17,687,925
Massachusetts - 2.9%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System) Ser. S5, 1 Month MUNIPSA +.42%	0.53	1/27/2022	5,500,000	[a] 5,504,180
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2022	550,000	586,564
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	575,000	589,128
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2024	720,000	832,687
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2021	250,000	258,990

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Massachusetts - 2.9% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2022	275,000		296,417
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2023	300,000		334,917
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2022	3,000,000		3,194,760
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2021	1,000,000		1,020,560
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2022	2,000,000		2,129,840
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2021	1,150,000		1,180,303
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (University of Massachusetts) Ser. A	1.85	4/1/2022	5,000,000		5,096,050
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2023	350,000		385,630
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2022	500,000		531,200
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2024	500,000		569,260
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000		5,466,000
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	3.90	8/1/2023	2,600,000	[e]	2,651,610
				30,628,096
Michigan - 1.0%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2021	500,000		512,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Michigan - 1.0% (continued)
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2021	1,000,000	1,025,400
Michigan Housing Development Authority, Revenue Bonds, Ser. A1	1.50	10/1/2022	1,000,000	1,000,760
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000	6,927,770
Michigan Strategic Fund, Revenue Bonds, Refunding, Ser. CC	1.45	9/1/2021	1,000,000	1,003,710
				10,470,340
Minnesota - 1.5%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	6,340,000	6,872,940
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. B	3.50	7/1/2050	1,460,000	1,616,848
Rochester, Revenue Bonds, Refunding (Mayo Clinic) Ser. C	4.50	11/15/2021	5,110,000	5,311,487
Rochester Independent School District No. 535, COP, Ser. B	5.00	2/1/2022	1,560,000	1,645,114
				15,446,389
Missouri - 1.1%
Kansas City Industrial Development Authority, Revenue Bonds	5.00	3/1/2025	1,250,000	1,477,688
Kansas City Industrial Development Authority, Revenue Bonds	5.00	3/1/2025	1,740,000	2,039,367
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,134,380
Missouri Development Finance Board, Revenue Bonds, Refunding (The Nelson Gallery Foundation) Ser. A	3.00	12/1/2022	3,540,000	3,724,363
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. A	3.50	11/1/2050	2,435,000	2,701,608
				12,077,406
Montana - .2%
Montana Board of Investments, Revenue Bonds, Refunding	1.00	3/1/2028	2,000,000	[d] 2,002,220
Nebraska - .4%
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA/FNMA/FHLMC) Ser. E	3.75	9/1/2049	4,435,000	4,787,849

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Nevada - 2.4%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2024	1,175,000	1,272,760
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2022	8,220,000	8,772,220
Clark County School District, GO, Refunding, Ser. D	5.00	6/15/2021	3,000,000	3,072,180
Las Vegas Valley Water District, GO, Refunding, Ser. C	5.00	6/1/2022	4,000,000	4,095,760
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.)	2.05	4/15/2022	7,500,000	7,650,150
				24,863,070
New Hampshire - .6%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	4,175,920
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	2,087,960
				6,263,880
New Jersey - 5.4%
New Jersey, GO, Ser. A	4.00	6/1/2023	5,000,000	5,434,800
New Jersey, GO, Ser. A	5.00	6/1/2024	6,000,000	6,903,840
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	1,500,000	1,544,850
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2021	1,000,000	1,011,400
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. B	1.20	6/1/2023	2,500,000	2,536,375
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. N1	5.50	9/1/2025	1,250,000	1,507,900
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2024	1,750,000	2,004,747
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. B	5.25	12/15/2022	5,000,000	5,465,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New Jersey - 5.4% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2022	10,000,000	10,649,500
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2021	3,400,000	3,479,390
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	12/15/2021	10,000,000	10,466,700
The Bergen County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	8/15/2022	1,000,000	1,044,670
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2021	5,000,000	5,118,450
				57,168,322
New Mexico - 1.4%
New Mexico Finance Authority, Revenue Bonds, Ser. C	5.00	6/1/2022	4,200,000	4,299,918
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	4.00	5/1/2022	1,000,000	1,052,250
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2021	1,210,000	1,251,394
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	4.00	5/1/2021	1,200,000	1,218,708
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	5,500,000	6,546,595
				14,368,865
New York - 11.0%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2023	1,225,000	1,370,591
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2022	875,000	948,141
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2021	840,000	875,969
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000	7,218,610
Metropolitan Transportation Authority, BAN, Ser. A	5.00	3/1/2022	10,000,000	10,381,300
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	10,000,000	10,522,800
Metropolitan Transportation Authority, BAN, Ser. D1	5.00	9/1/2022	10,000,000	10,429,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 11.0% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,200,000		2,341,394
New York City, GO, Ser. A2	0.10	10/1/2038	4,260,000	[d]	4,260,000
New York City, GO, Ser. D3	5.00	2/1/2024	5,000,000		5,577,550
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2023	4,100,000		4,575,354
New York City Housing Development Corp., Revenue Bonds, Ser. C2	1.70	7/1/2021	10,000,000		10,015,800
New York City Housing Development Corp., Revenue Bonds, Ser. D2	0.70	11/1/2024	2,000,000		2,001,520
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; National Public Finance Guarantee Corp.)	2.16	3/1/2023	2,000,000	[e]	2,016,020
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. 1	5.00	11/1/2026	5,000,000		6,287,750
New York City Transitional Finance Authority, Revenue Bonds, Ser. E4	0.12	2/1/2045	300,000	[d]	300,000
New York City Water & Sewer System, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.10	6/15/2035	1,000,000	[d]	1,000,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. 2020A	5.00	7/1/2021	1,000,000		1,026,640
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. 2020A	5.00	7/1/2023	1,000,000		1,114,570
New York State Housing Finance Agency, Revenue Bonds (Green Bond) (Insured; SONYMA/GNMA/FNMA/FHLMC) Ser. K	1.50	5/1/2021	5,000,000		5,020,000
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.55	11/1/2022	2,000,000		2,073,760
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.65	5/1/2023	2,000,000		2,094,660
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA/FNMA/FHLMC) Ser. N	1.50	11/1/2023	1,000,000		1,007,730

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
New York - 11.0% (continued)
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA/FNMA/FHLMC) Ser. O	1.45	5/1/2023	1,500,000	1,505,820
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.85	11/1/2024	1,250,000	1,251,213
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.95	5/1/2025	1,000,000	1,004,110
New York State Housing Finance Agency, Revenue Bonds, Ser. J	2.50	5/1/2022	1,500,000	1,505,955
New York State Housing Finance Agency, Revenue Bonds, Ser. P	1.60	11/1/2024	5,000,000	5,040,150
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 186th	3.95	4/1/2025	4,880,000	5,266,984
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 191th	3.00	10/1/2024	1,000,000	1,070,810
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2024	1,000,000	1,143,230
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2023	1,300,000	1,447,264
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,425,000	1,604,122
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2026	1,625,000	1,836,802
				115,136,319
North Carolina - .1%
North Carolina Eastern Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	6.00	1/1/2022	1,250,000	1,326,525
Ohio - 2.6%
Allen County Hospital Facilities, Revenue Bonds (Mercy Health Project) Ser. B	5.00	5/5/2022	3,000,000	3,192,780

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Ohio - 2.6% (continued)
American Municipal Power, Revenue Bonds (Combined Hydroelectric Project) Ser. A	2.25	8/15/2021	2,500,000	2,508,275
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B1	1.85	6/1/2029	2,400,000	2,430,576
Miami University, Revenue Bonds, Refunding	5.00	9/1/2022	1,590,000	1,646,827
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group) Ser. A	5.00	1/1/2024	1,650,000	1,883,508
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group)	5.00	1/1/2025	5,000,000	5,251,550
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. B	3.25	3/1/2050	2,000,000	2,218,200
Ohio Housing Finance Agency, Revenue Bonds (Neilan Park Apartments)	1.75	6/1/2021	3,150,000	3,173,215
Ohio Housing Finance Agency, Revenue Bonds (RAD East Project)	2.45	5/1/2021	5,020,000	5,063,272
				27,368,203
Oklahoma - 2.3%
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,860,000	2,078,215
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	1,955,000	2,270,850
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,815,000	2,185,478
Tulsa, GO	5.00	3/1/2023	5,000,000	5,539,500
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2024	5,000,000	5,272,250
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2025	6,150,000	6,567,892
				23,914,185
Oregon - .9%
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,375,000	2,435,206
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,500,000	2,516,150
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	3,810,000	4,268,914
				9,220,270

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Pennsylvania - 4.8%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	7/15/2023	2,200,000	2,456,982
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	7/15/2022	1,500,000	1,610,250
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2022	3,000,000	3,199,500
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2022	1,000,000	1,060,840
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (AICUP Financing Program Gwynedd Mercy University Project)	4.00	5/1/2022	985,000	1,004,966
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Gwynedd Mercy University Project)	3.00	5/1/2021	1,080,000	1,087,052
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2023	500,000	557,980
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2022	600,000	645,156
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000	5,175,050
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	4,500,000	4,728,690
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	0.70	8/2/2021	1,250,000	1,250,250

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Pennsylvania - 4.8% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Shippensburg University of Pennsylvania)	6.00	10/1/2021	2,000,000	[c]	2,095,520
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2024	500,000		560,095
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2022	225,000		238,736
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2021	200,000		205,870
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C, 1 Month MUNIPSA +.65%	0.76	12/1/2023	5,500,000	[a]	5,508,195
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2023	1,100,000		1,230,757
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2021	5,000,000		5,166,050
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2022	6,500,000		6,995,105
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2023	5,000,000		5,594,350
				50,371,394
Rhode Island - .5%
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	2,000,000		2,197,560
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	2,500,000		2,786,325
				4,983,885
South Carolina - 1.0%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000		5,519,350
Renewable Water Resources, Revenue Bonds, Refunding	5.00	1/1/2022	1,865,000	[c]	1,961,999
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	3,250,000		3,607,630
				11,088,979

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Tennessee - .1%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Clear Springs Apartments Project)	1.80	5/1/2021	1,000,000		1,005,990
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.12	2/1/2036	290,000	[d]	290,000
				1,295,990
Texas - 15.3%
Alamo Heights Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	3.00	2/1/2021	1,500,000		1,506,675
Alvin Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.25	8/15/2022	1,000,000		1,015,950
Amarillo Drainage Utility , Revenue Bonds	5.00	8/15/2026	420,000		529,595
Amarillo Drainage Utility , Revenue Bonds	5.00	8/15/2025	375,000		458,344
Amarillo Drainage Utility , Revenue Bonds	5.00	8/15/2024	370,000		435,053
Austin Affordable Public Facility Corp., Revenue Bonds (Bridge at Turtle Creek)	0.42	12/1/2023	2,850,000		2,849,316
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2021	2,500,000		2,606,800
Austin Airport System, Revenue Bonds, Ser. B	5.00	11/15/2024	600,000		700,920
Central Texas Regional Mobility Authority, BAN	4.00	1/1/2022	4,000,000		4,072,800
Corpus Christi, GO	5.00	3/1/2027	2,365,000		2,393,333
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	5.00	11/1/2025	2,500,000		3,048,400
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	5.00	11/1/2026	2,400,000		3,008,592
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	1,000,000		1,133,040
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2024	2,000,000		2,354,360
Dallas Housing Finance Corp., Revenue Bonds	1.51	7/1/2023	2,000,000		2,042,680

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Texas - 15.3% (continued)
Deer Park Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	0.28	10/1/2021	1,000,000		1,000,000
Denton Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.00	8/1/2023	5,000,000		5,209,550
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	1.95	8/1/2022	845,000		867,976
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/1/2022	5,000,000		5,202,300
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	5,000,000		5,220,400
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	1.59	10/1/2022	2,625,000		2,676,187
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2022	1,310,000		1,408,433
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2022	5,190,000		5,659,228
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. C, 1 Month LIBOR x.7 +.36%	0.47	8/1/2021	5,000,000	[a]	4,999,100
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A2	2.25	6/1/2022	3,500,000		3,601,360
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015	2.00	8/1/2025	2,000,000		2,133,040
Lewisville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2021	12,700,000		13,134,340
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.50	8/1/2021	3,500,000		3,551,485
Matagorda County Navigation District No. 1, Revenue Bonds, Refunding	0.90	9/1/2023	3,750,000		3,753,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Texas - 15.3% (continued)
New Caney Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	3.00	8/15/2021	6,000,000	6,114,480
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	2,500,000	2,965,875
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	2,500,000	2,739,575
Northside Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.00	6/1/2021	5,000,000	5,042,700
Pasadena Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.50	8/15/2024	4,000,000	4,146,760
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	2.25	8/15/2022	3,450,000	3,562,987
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	9,725,000	10,223,017
Round Rock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	1.50	8/1/2021	6,355,000	6,367,710
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,230,000	1,357,207
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,000,000	1,108,020
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000	2,633,750
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. 2019	2.75	12/1/2022	2,250,000	2,350,980
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	2.00	12/1/2021	5,000,000	5,039,200
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	5,000,000	5,210,900
Texas Department of Housing & Community Affairs, Revenue Bonds (FishPond Living at Corpus Christi)	0.50	6/1/2023	2,000,000	2,001,500
Texas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	3.00	2/15/2024	1,575,000	1,704,874
Travis County, GO, Refunding	5.00	3/1/2023	1,100,000	1,166,132

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Texas - 15.3% (continued)
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2022	10,000,000		10,572,600
				160,880,674
U.S. Related - .6%
Antonio B Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	825,000		878,427
Antonio B Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,000,000		1,044,280
Puerto Rico Highways & Transportation Authority, TRAN, Ser. K	5.00	12/31/2049	2,885,000	[f]	1,211,700
Puerto Rico Housing Finance Authority, Revenue Bonds, Refunding (Puerto Rico Public Housing Project)	5.00	12/1/2023	2,500,000		2,819,525
				5,953,932
Utah - .3%
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. B	5.00	8/1/2024	3,000,000		3,489,150
Virginia - 2.6%
Charles City County Economic Development Authority, Revenue Bonds (Waste Management)	2.40	5/2/2022	1,750,000		1,794,362
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Obligated Group) Ser. B1	5.00	5/15/2021	3,900,000		3,966,144
Gloucester County Economic Development Authority, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	1,500,000		1,538,025
King George County Economic Development Authority, Revenue Bonds (Waste Management) Ser. A	2.50	6/1/2023	2,000,000	[d]	2,077,340
Peninsula Ports Authority, Revenue Bonds, Refunding (Dominion Terminal Associates Project)	1.70	10/1/2022	4,500,000		4,558,905
Sussex County Industrial Development Authority, Revenue Bonds, Ser. A	2.40	5/2/2022	1,750,000		1,794,362
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,090,000		1,312,861
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2024	1,250,000		1,452,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.5% (continued)
Virginia - 2.6% (continued)
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Virginia State University Real Estate Foundation) (LOC; Bank of America NA)	0.11	7/1/2030	100,000	[d] 100,000
Westmoreland County Industrial Development Authority, Revenue Bonds	2.00	6/1/2022	7,500,000	7,629,900
Wise County Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co. Project) Ser. A	0.75	9/2/2025	1,000,000	1,008,070
				27,232,819
Washington - 2.8%
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2025	3,000,000	3,093,420
University of Washington, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	2,260,000	2,430,879
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2023	1,480,000	1,631,996
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2024	1,700,000	1,951,804
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2022	1,500,000	1,582,620
University of Washington, Revenue Bonds, Ser. A	5.00	5/1/2022	7,575,000	7,903,225
Vancouver Housing Authority, Revenue Bonds (Anthem Park & Columbia Housing Project)	2.00	6/1/2023	5,000,000	5,082,950
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2024	1,500,000	1,728,105
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2023	1,500,000	1,658,565
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2022	1,110,000	1,176,334
Whatcom County School District No. 502, GO (Insured; School Board Guaranty)	3.00	12/1/2023	1,015,000	1,098,788
				29,338,686
Wisconsin - 1.0%
Howard, NAN	4.00	12/1/2022	5,000,000	5,184,050
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	5,000,000	5,903,550
				11,087,600
Total Long-Term Municipal Investments (cost $1,041,927,101)			1,056,088,651

Short-Term Municipal Investments - 3.0%
California - .3%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	3.00	6/1/2021	400,000	405,908
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2022	2,365,000	2,394,894
				2,800,802
Indiana - .3%
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (Fieldhouse Project) Ser. B	1.45	6/1/2021	3,500,000	3,500,105
Kentucky - 1.0%
Kentucky Rural Water Finance Corp., Revenue Bonds, Refunding (Public Construction Projects)	1.45	6/1/2021	10,100,000	10,105,656
New Jersey - .9%
Parsippany-Troy Hills, GO, Refunding	2.00	11/11/2021	9,885,000	10,050,870
New York - .5%
Board of Cooperative Educational Services for the Sole Supervisory District, RAN (Insured; State Aid Withholding)	2.00	6/23/2021	5,000,000	5,047,600
New York City Transitional Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Bank, Ltd.) Ser. D3	0.11	2/1/2044	200,000	[d] 200,000
				5,247,600
Total Short-Term Municipal Investments (cost $31,670,278)			31,705,033
Total Investments (cost $1,073,597,379)			103.5%	1,087,793,684
Liabilities, Less Cash and Receivables			(3.5%)	(37,277,867)
Net Assets			100.0%	1,050,515,817

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $5,001,150 or .48% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing—security in default.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities: †
Municipal Securities	−	1,087,793,684	−	1,087,793,684

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2020, accumulated net unrealized appreciation on investments was $14,196,305, consisting of $16,495,897 gross unrealized appreciation and $2,299,592 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.